CONCENTRATION OF RISK (Details)														12 Months Ended
	Dec. 31, 2013 Credit risk PRC USD ($)	Dec. 31, 2013 Credit risk PRC CNY	Dec. 31, 2012 Credit risk PRC CNY	Dec. 31, 2013 Credit risk Hong Kong Special Administration Region USD ($)	Dec. 31, 2013 Credit risk Hong Kong Special Administration Region CNY	Dec. 31, 2012 Credit risk Hong Kong Special Administration Region CNY	Dec. 31, 2013 Credit risk United States of America USD ($)	Dec. 31, 2013 Credit risk United States of America CNY	Dec. 31, 2012 Credit risk United States of America CNY	Dec. 31, 2013 Credit risk Europe USD ($)	Dec. 31, 2013 Credit risk Europe CNY	Dec. 31, 2012 Credit risk Europe CNY	Dec. 31, 2013 Supplier risk Costs of bandwidth resources item	Dec. 31, 2013 Supplier risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2012 Supplier risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2011 Supplier risk Costs of bandwidth resources Two major PRC telecom carriers
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 28,585,000	173,048,000	137,778,000	$ 19,436,000	117,657,000	56,609,000	$ 7,828,000	47,387,000	15,319,000	$ 0	0	107,416,000
Percentage of concentration risk														94.00%	94.00%	97.00%
Number of major PRC telecom carriers													2